CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current liabilities:
Convertible debentures, net of discounts	$ 155,773	$ 196,092
Stockholders' (Deficit):
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	600,000,000	600,000,000	600,000,000
Common Stock, Shares Issued	99,865,775	69,488,757	61,131,390
Common Stock, Shares Outstanding	99,865,775	69,488,757	61,131,390
Series A Preferred Stock
Stockholders' (Deficit):
Convertible Preferred stock Par Value	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred stock Authorized	2,000,000	2,000,000	2,000,000
Convertible Preferred stock Issued	2,000,000	2,000,000	2,000,000
Convertible Preferred stock Outstanding	2,000,000	2,000,000	2,000,000
Series B Preferred Stock
Stockholders' (Deficit):
Convertible Preferred stock Par Value	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred stock Authorized	10,873,347	10,873,347	10,873,347
Convertible Preferred stock Issued	4,349,339	4,349,339	4,349,339
Convertible Preferred stock Outstanding	4,349,339	4,349,339	4,349,339